Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax (benefit) expense	$ (373,105)	$ (118,587)
Deferred Income Tax Charges [Member]
Depreciation	(16,267)	22,316
Mortgage servicing rights	(15,872)	(7,377)
Bad debts	(238,035)	(209,783)
Limited partnership amortization	177,184	61,442
Investment in CFS Partners	(127,863)	(90,527)
Deferred SBA PPP fees	2,761	102,702
Prepaid expenses	17,652	34,467
Other	(172,665)	(31,827)
Deferred tax (benefit) expense	$ (373,105)	$ (118,587)